Stock-based compensation (Details 1) CAD / shares in Units, shares in Thousands, CAD in Thousands	6 Months Ended
	Jun. 30, 2017 CAD CAD / shares shares
Number of shares (in shares) | shares	8,305
Vested (in shares) | shares	8,273
Aggregate intrinsic value | CAD	CAD 1,153
Range One [Member]
Number of shares (in shares) | shares	965
Vested (in shares) | shares	965
Aggregate intrinsic value | CAD	CAD 116
Pre-Arrangement exercise price share, lower range limit	CAD 0.21
Pre-Arrangement exercise price share, upper range limit	0.73
Post-Arrangement exercise price share, lower range limit	0.18	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.61	[1]
Expiry Date	Aug - Oct 2017
Range Two [Member]
Number of shares (in shares) | shares	2,855
Vested (in shares) | shares	2,855
Aggregate intrinsic value | CAD	CAD 235
Pre-Arrangement exercise price share, lower range limit	CAD 0.30
Pre-Arrangement exercise price share, upper range limit	0.56
Post-Arrangement exercise price share, lower range limit	0.26	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.47	[1]
Expiry Date	Mar – Dec 2018
Range Three [Member]
Number of shares (in shares) | shares	860
Vested (in shares) | shares	860
Aggregate intrinsic value | CAD	CAD 262
Pre-Arrangement exercise price share, upper range limit	CAD 0.21
Post-Arrangement exercise price share, upper range limit	CAD 0.18	[1]
Expiry Date	Dec 2019
Range Four [Member]
Number of shares (in shares) | shares	1,320
Vested (in shares) | shares	1,320
Aggregate intrinsic value | CAD	CAD 257
Pre-Arrangement exercise price share, lower range limit	CAD 0.33
Pre-Arrangement exercise price share, upper range limit	0.38
Post-Arrangement exercise price share, lower range limit	0.28	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.32	[1]
Expiry Date	July – Dec 2020
Range Five [Member]
Number of shares (in shares) | shares	2,240
Vested (in shares) | shares	2,240
Aggregate intrinsic value | CAD	CAD 283
Pre-Arrangement exercise price share, lower range limit	CAD 0.39
Pre-Arrangement exercise price share, upper range limit	0.42
Post-Arrangement exercise price share, lower range limit	0.33	[1]
Post-Arrangement exercise price share, upper range limit	CAD 0.36	[1]
Expiry Date	Mar – Nov 2021
Range Six [Member]
Number of shares (in shares) | shares	65
Vested (in shares) | shares	33
Aggregate intrinsic value | CAD	CAD 0
Pre-Arrangement exercise price share, upper range limit
Post-Arrangement exercise price share, upper range limit	CAD 0.62	[1]
Expiry Date	May 2022

[1]	The Post-Arrangement adjusted exercise price per share is after the adjustment applied pursuant to the Arrangement (Note 2).